Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Capital and Reserves [Abstract]
Schedule of Issued Share Capital	The issued share capital of the Company at December 31 consisted of:
	December 31,		December 31,
	2023		2022
	Number	USD	Number	CHF
Common shares with par value of USD 0.002 each*	1,477,785	2,956	59,003	236,011
Total	1,477,785	2,956	59,003	236,011
*	The par value of the common shares was reduced from CHF 4.00 and changed to USD 0.0001 following approval the Company’s special general meeting of October 31, 2023, and subsequently the board of directors in December 2023 consolidated the then common shares of par value $0.0001 each at a ratio of 20:1, into common shares of par value $0.002 each. In total the share capital was reduced by CHF 2,903,684 to CHF 2,646 (USD 2,956) and the amount of the reduction was credited to share premium.

Schedule of Common Shares
	Common Shares
	(Number)
	2023	2022
As of January 1	59,003	37,411
Exercise of warrants	81,274	-
Public Offering	555,556	-
LPC equity line	17,500	15,750
ATM program	104,147	5,842
Conversion convertible loans	660,345	-
Fractional shares eliminated upon reverse split	(40)	-
Total, as of December 31	1,477,785	59,003